Carrying amounts upon adoption of IFRS 9 (Detail) - USD ($) $ in Millions	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017	Dec. 31, 2016
Assets
Cash and balances at central banks	$ 108,370		$ 90,045	$ 90,045		$ 105,883
Loans and advances to banks	16,868		14,074	14,094		12,926
Receivables from securities financing transactions	95,349		86,864	91,951		79,936
Cash collateral receivables on derivative instruments	23,602		24,040	24,040		26,198
Loans and advances to customers	320,352		318,480	326,746		300,010
Other financial assets measured at amortized cost	22,563		18,775	37,815		27,115
Total financial assets measured at amortized cost	587,104		552,277	584,691		552,068
Financial assets at fair value held for trading	104,370	[1]	118,256	129,407	[1]	90,416
of which: assets pledged as collateral that may be sold or repledged by counterparties	32,121		36,277	36,277		29,731
Derivative financial instruments	126,210	[2],[3],[4],[5]	121,285	121,285	[2],[3],[4],[5]	155,642
Brokerage receivables	16,840		24,403
Financial assets at fair value not held for trading	82,690	[6]	80,985	60,457	[6]	64,210
Total financial assets measured at fair value through profit or loss	330,110		344,928	311,148		310,269
Financial assets measured at fair value through other comprehensive income	6,667	[7]	6,930	8,889	[7]	15,402
Investments in associates	1,099			1,045		947	$ 947
Property, equipment and software	9,348	[8],[9]	9,057	9,057	[8],[9]	8,186	8,186
Goodwill and intangible assets	6,647		6,563	6,563		6,442
Deferred tax assets	10,105	[10]	10,182	10,056	[10]	13,158
Other non-financial assets	7,410		7,830	7,830		12,434
Total assets	958,489	[11]	938,812	939,279	[11]	918,906	918,906	[11]
Liabilities
Amounts due to banks	10,962		7,728	7,728		10,459
Payables from securities financing transactions	10,296		12,273	17,485		9,266
Cash collateral payables on derivative instruments	28,906		31,029	31,029		34,852
Customer deposits	419,838		414,172	419,577		416,267
Debt issued measured at amortized cost	132,271	[12]	143,160	143,160	[12]	101,837
Other financial liabilities measured at amortized cost	6,885			37,276		37,729
Total financial liabilities measured at amortized cost	609,158			656,255		610,410
Financial liabilities at fair value held for trading	28,943	[1],[13],[14]	31,251	31,251	[1],[13]	22,425
Derivative financial instruments	125,723	[2],[3],[5],[13],[15]	119,196	119,137	[2],[3],[5],[13],[15]	151,121
Brokerage payables designated at fair value	38,420
Debt issued designated at fair value	57,031			50,782		49,057
Other financial liabilities designated at fair value	33,594	[16]		16,643	[16]	14,122
Total financial liabilities measured at fair value through profit or loss	283,711			217,813		236,725
Provisions	3,494		3,290	3,214		4,101
Other non-financial liabilities	9,022		9,443	9,443		14,083
Total liabilities	905,386		886,851	886,725		865,320
Equity
Share capital	338		338	338		338
Share premium	20,843		23,598	23,598		25,958
Treasury shares	(2,631)		(2,210)	(2,210)		(2,362)
Retained earnings	30,448		25,415	25,932		25,029
Other comprehensive income recognized directly in equity, net of tax	3,930		4,764	4,838		3,953
Equity attributable to shareholders	52,928		51,905	52,495		52,916
Equity attributable to non-controlling interests	176		59	59		670
Total equity	53,103		51,938	52,554		53,586
Total equity upon the adoption of IFRS 9			51,963
Total liabilities and equity	958,489		938,812	939,279		918,906
UBS AG
Assets
Cash and balances at central banks	108,370		90,045	90,045		105,883
Loans and advances to banks	16,642		14,027	14,047		12,896
Receivables from securities financing transactions	95,349		86,864	91,951		79,936
Cash collateral receivables on derivative instruments	23,603		24,040	24,040		26,198
Loans and advances to customers	321,482		320,687	328,952		300,678
Other financial assets measured at amortized cost	22,637		18,850	37,890		27,130
Total financial assets measured at amortized cost	588,084		554,512	586,925		552,721
Financial assets at fair value held for trading	104,513	[1]	118,359	129,509	[1]	90,501
of which: assets pledged as collateral that may be sold or repledged by counterparties	32,121		36,277	36,277		29,731
Derivative financial instruments	126,212	[2],[3],[4],[5]	121,286	121,286	[2],[3],[4],[5]	155,642
Brokerage receivables	16,840		24,403
Financial assets at fair value not held for trading	82,387	[6]	80,598	60,070	[6]	63,888
Total financial assets measured at fair value through profit or loss	329,953		344,646	310,865		310,031
Financial assets measured at fair value through other comprehensive income	6,667	[7]	6,930	8,889	[7]	15,402
Investments in associates	1,099			1,045		947	947
Property, equipment and software	8,479	[17],[18]	8,191	8,191	[17],[18]	8,152	8,152
Goodwill and intangible assets	6,647		6,563	6,563		6,442
Deferred tax assets	10,066	[10]	10,118	9,993	[10]	13,147
Other non-financial assets	7,062		7,548	7,548		12,395
Total assets	958,055	[11]	939,554	940,020	[11]	919,236	$ 919,236	[11]
Liabilities
Amounts due to banks	10,962		7,728	7,728		10,459
Payables from securities financing transactions	10,296		12,272	17,485		9,266
Cash collateral payables on derivative instruments	28,906		31,029	31,029		34,852
Customer deposits	421,986		417,653	423,058		418,129
Funding from UBS Group AG and its subsidiaries	41,202	[19]	35,648	35,648	[19]	24,201
Debt issued measured at amortized cost	91,245	[12]	107,458	107,458	[12]	77,617
Other financial liabilities measured at amortized cost	7,576			38,092		38,361
Total financial liabilities measured at amortized cost	612,174			660,498		612,884
Financial liabilities at fair value held for trading	28,949	[1],[13],[14]	31,251	31,251	[1],[13]	22,426
Derivative financial instruments	125,723	[2],[3],[5],[13],[15]	119,197	119,138	[2],[3],[5],[13],[15]	151,121
Brokerage payables designated at fair value	38,420
Debt issued designated at fair value	57,031			50,782		49,057
Other financial liabilities designated at fair value	33,594	[16]		16,643	[16]	14,122
Total financial liabilities measured at fair value through profit or loss	283,717			217,814		236,727
Provisions	3,457		3,240	3,164		4,097
Other non-financial liabilities	6,275		6,499	6,499		11,902
Total liabilities	905,624		888,100	887,974		865,610
Equity
Share capital	338		338	338		338
Share premium	24,655		24,633	24,633		27,154
Retained earnings	23,317		21,672	22,189		21,480
Other comprehensive income recognized directly in equity, net of tax	3,946		4,754	4,828		3,985
Equity attributable to shareholders	52,256		51,397	51,987		52,957
Equity attributable to preferred noteholders						631
Equity attributable to non-controlling interests	176		59	59		39
Total equity	52,432		51,429	52,046		53,627
Total equity upon the adoption of IFRS 9			51,455
Total liabilities and equity	$ 958,055		$ 939,554	$ 940,020		$ 919,236

[1]	Refer to Note 24c for more information on product type and fair value hierarchy categorization
[2]
Derivative financial liabilities as of 31 December 2018 include USD 0.0 billion related to derivative loan commitments (31 December 2017: USD 0.0 billion). No notional amounts related to these commitments are included in this table, but they are disclosed within Note 34 under Loan commitments

[3]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[4]	PRV: positive replacement value.
[5]
Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 34 under Forward starting transactions.

[6]	Refer to Note 24c for more information on product type and fair value hierarchy categorization
[7]	Refer to Note 24c for more information on product type and fair value hierarchy categorization. Refer also to Note 10 and Note 23 for more information on expected credit loss measurement
[8]	As of 31 December 2018, contractual commitments to purchase property in the future amounted to approximately USD 0.3 billion (31 December 2017: approximately USD 0.3 billion).
[9]	Includes USD 26 million related to leased assets, mainly Own-used properties.
[10]	Less deferred tax liabilities as applicable.
[11]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[12]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[13]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[14]
Contractual maturities of financial liabilities at fair value held for trading are: USD 28.3 billion due within one month (2017: USD 30.3 billion), USD 0.6 billion due between one month and one year (2017: USD 0.8 billion) and USD 0 billion due between 1 and 5 years (2017: USD 0.1 billion).

[15]	NRV: negative replacement value.
[16]
As of 31 December 2018 and 31 December 2017, the contractual redemption amount at maturity of other financial liabilities designated at fair value through profit or loss was not materially different from the carrying value.

[17]	As of 31 December 2018, contractual commitments to purchase property in the future amounted to approximately USD 0.3 billion (31 December 2017: approximately USD 0.3 billion).
[18]	Includes USD 22 million related to leased assets, mainly Own-used properties.
[19]
All balances in 2018 are against UBS Group Funding (Switzerland) AG as counterparty. Prior year balances were against both UBS Group AG and UBS Group Funding (Switzerland) AG as counterparties. In May 2018, UBS substituted UBS Group AG where it was the issuer of outstanding AT1 capital instruments with UBS Group Funding (Switzerland) AG.